Financial and capital management - Change in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	$ (129)	$ (136)
Additions	(126)	(109)
Usage and reversals	137	116
Balance, December 31	(118)	(129)
Contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(19)	(20)
Additions	(40)	(20)
Usage and reversals	41	21
Balance, December 31	(18)	(19)
Current contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(7)
Balance, December 31	(6)	(7)
Noncurrent contract assets
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, January 1	(12)
Balance, December 31	$ (12)	$ (12)